Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Trade and other receivables [abstract]
Trade receivables	£ 1,503	£ 1,571
Accrued income	863	849
Prepayments	387	408
Contract assets	13	0
Other receivables	153	158
Trade and other receivables	£ 2,919	£ 2,986	£ 3,153	£ 2,795	£ 2,798